Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Information concerning the Group's Consolidated Operations
Note 3. Information concerning the Group’s Consolidated Operations
3.1 Revenues and other income
3.1.1 For the
six-month
periods ended June 30
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2019	2020
	$ in thousands
From France	1,623	48,323
From USA (1)	566	4,670

Revenues	2,188	52,993

Research tax credit	4,172	3,573
Subsidies and other	—	(79)

Other income	4,172	3,494

Total revenues and other income	6,360	56,487

(1)	Revenues from USA concern Calyxt only.
Revenues by nature

	For the six-month period ended June 30,
	2019	2020
	$ in thousands
Recognition of previously deferred upfront payments	—	19,535
Other revenues	724	27,536

Collaboration agreements	724	47,071

Licenses	872	1,233
Products & services	592	4,689

Total revenues	2,188	52,993

Recognition of previously deferred upfront payments reflects mainly the recognition of $19.4 million of deferred upfront and milestone payments on released targets, which is associated with the amendment signed in March 2020 to our collaboration agreement with Les Laboratoires Servier and Institut de Recherche Servier (“Servier”).
Other revenues include the recognition of a $27.6 million upfront payment received in March 2020 also associated with the amendment by which Cellectis granted Servier an expanded exclusive worldwide license to develop and commercialize, either directly or through its US sublicensee, Allogene Therapeutics, all next generation gene-edited allogeneic CAR
T-cell
products targeting CD19, including rights to
UCART19/ALLO-501
and ALLO-501A.

Revenues related to licenses include royalties received under our various license agreements.
Products and services revenues mainly include the revenues of plants activities which are primarily attributable to the commercialization of Calyxt’s high oleic soybean oil and meal for $4.7 million during the first half of 2020.

3.1.1 For the three-month periods ended June 30
Revenues by country of origin and other income

	For the three-month period ended June 30,
	2019	2020
	$ in thousands
From France	745	607
From USA (1)	407	2,293

Revenues	1,152	2,900

Research tax credit	1,805	1,725
Subsidies and other	(25)	(10)

Other income	1,780	1,716

Total revenues and other income	2,932	4,616

(1)	Revenues from USA concern Calyxt only.
Revenues by nature

	For the three-month period ended June 30,
	2019	2020
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues	298	110

Collaboration agreements	298	110

Licenses	431	466
Products & services	423	2,324

Total revenues	1,152	2,900

3.2 Operating expenses
3.2.1 For the
six-month
periods ended June 30

	For the six-month period ended June 30,
	2019	2020
Cost of goods sold	(337)	(9,204)
Royalty expenses	(1,066)	(1,223)

Cost of revenue	(1,403)	(10,428)

	For the six-month period ended June 30,
Research and development expenses	2019	2020
Wages and salaries	(9,566)	(13,276)
Social charges on stock option grants	(1,333)	—
Non-cash stock based compensation expense	(4,151)	(5,014)

Personnel expenses	(15,049)	(18,290)

Purchases and external expenses	(21,586)	(21,743)
Other	(3,353)	(3,555)

Total research and development expenses	(39,987)	(43,587)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2019	2020
Wages and salaries	(6,961)	(7,890)
Social charges on stock option grants	(490)	—
Non-cash stock based compensation expense	(7,660)	(4,413)

Personnel expenses	(15,111)	(12,302)

Purchases and external expenses	(6,554)	(6,980)
Other	(1,644)	(1,931)

Total selling, general and administrative expenses	(23,309)	(21,213)

	For the six-month period ended June 30,
Personnel expenses	2019	2020
Wages and salaries	(16,527)	(21,165)
Social charges on stock option grants	(1,823)	—
Non-cash stock based compensation expense	(11,810)	(9,427)

Total personnel expenses	(30,160)	(30,592)

3.2.2 For the three-month periods ended June 30

	For the three-month period ended June 30,
	2019	2020
Cost of goods sold	(302)	(5,320)
Royalty expenses	(513)	(507)

Cost of revenue	(815)	(5,827)

	For the three-month period ended June 30,
Research and development expenses	2019	2020
Wages and salaries	(4,986)	(6,790)
Social charges on stock option grants	(1,326)	—
Non-cash stock based compensation expense	(2,992)	(2,410)

Personnel expenses	(9,304)	(9,200)

Purchases and external expenses	(13,967)	(11,775)
Other	(2,150)	(1,887)

Total research and development expenses	(25,421)	(22,862)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2019	2020
Wages and salaries	(3,825)	(3,105)
Social charges on stock option grants	(468)	—
Non-cash stock based compensation expense	(3,717)	(2,240)

Personnel expenses	(8,010)	(5,345)

Purchases and external expenses	(3,046)	(2,653)
Other	(762)	(1,072)

Total selling, general and administrative expenses	(11,818)	(9,070)

	For the three-month period ended June 30,
Personnel expenses	2019	2020
Wages and salaries	(8,811)	(9,895)
Social charges on stock option grants	(1,794)	—
Non-cash stock based compensation expense	(6,710)	(4,651)

Total personnel expenses	(17,314)	(14,546)

3.3 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
For the
six-month
period ended June 30, 2020, Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Executive Vice President Technical Operation (until August 6, 2020);

•	The Executive Vice President Strategic Initiatives;

•	The Executive Vice President Global Quality;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The Vice President Corporate Development;

•	The Chief Regulatory & Compliance Officer; and

•	The Chief Medical Officer (from April 13, 2020).
The Senior Vice President Europe Technical Operations and the Senior Vice President of US Manufacturing will join the CODM beginning August 6, 2020.
We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants: This segment is focused on delivering plant-based innovations and solutions with substantial disruption potential across multiple industries. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments. The intersegments revenues represent the transactions between segments. Amounts due to Cellectis S.A. pursuant to inter segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.

With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. Effective with the end of the third quarter of 2019, Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service.
Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes
Non-cash
stock-based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations and manages its business based, in part, on this financial measure.
The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.
Details of key performance indicators by reportable segment for the six-month
periods ended June 30,

	For the six-month period ended June 30, 2019			For the six-month period ended June 30, 2020
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	566	1,623	2,188	4,670	48,323	52,993
External other income	125	4,047	4,172	—	3,494	3,494

External revenues and other income	691	5,669	6,360	4,670	51,817	56,487

Cost of revenue	(337)	(1,066)	(1,403)	(9,219)	(1,207)	(10,428)
Research and development expenses	(5,300)	(34,688)	(39,987)	(5,388)	(38,199)	(43,587)
Selling, general and administrative expenses	(12,542)	(10,767)	(23,309)	(11,774)	(9,439)	(21,213)
Other operating income and expenses	20	9	29	(44)	131	86

Total operating expenses	(18,158)	(46,511)	(64,670)	(26,426)	(48,715)	(75,142)

Operating income (loss) before tax	(17,468)	(40,842)	(58,310)	(21,756)	3,102	(18,655)

Financial gain (loss)	347	3,502	3,849	(148)	(487)	(635)

Net income (loss)	(17,121)	(37,340)	(54,461)	(21,904)	2,615	(19,290)

Non controlling interests	5,670	—	5,670	7,069	—	7,069

Net income (loss) attributable to shareholders of Cellectis	(11,451)	(37,340)	(48,791)	(14,835)	2,615	(12,221)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	592	3,294	3,886	573	4,177	4,750
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	3,215	3,008	6,223	1,879	1,667	3,546

Adjustment of share-based compensation attributable to shareholders of Cellectis	3,808	6,302	10,109	2,452	5,844	8,296

Adjusted net income (loss) attributable to shareholders of Cellectis	(7,643)	(31,039)	(38,682)	(12,383)	8,459	(3,924)

Depreciation and amortization	(758)	(2,457)	(3,215)	(980)	(3,212)	(4,192)
Additions to tangible and intangible assets	1,461	3,456	4,917	355	29,832	30,187

Details of key performance indicators by reportable segment for the three-month periods ended June 30,

	For the three-month period ended June 30, 2019			For the three-month period ended June 30, 2020
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	407	745	1,152	2,293	607	2,900
External other income	62	1,717	1,780	—	1,716	1,716

External revenues and other income	469	2,462	2,932	2,293	2,323	4,616

Cost of revenue	(302)	(513)	(815)	(5,339)	(487)	(5,827)
Research and development expenses	(3,269)	(22,151)	(25,421)	(2,754)	(20,107)	(22,862)
Selling, general and administrative expenses	(6,480)	(5,338)	(11,818)	(5,311)	(3,759)	(9,070)
Other operating income and expenses	16	(20)	(3)	(24)	135	111

Total operating expenses	(10,035)	(28,022)	(38,057)	(13,429)	(24,218)	(37,647)

Operating income (loss) before tax	(9,566)	(25,560)	(35,126)	(11,136)	(21,895)	(33,031)

Financial gain (loss)	133	(1,645)	(1,512)	185	(3,006)	(2,821)

Net income (loss)	(9,432)	(27,205)	(36,637)	(10,951)	(24,901)	(35,852)

Non controlling interests	3,190	—	3,190	3,589	—	3,589

Net income (loss) attributable to shareholders of Cellectis	(6,242)	(27,205)	(33,447)	(7,362)	(24,901)	(32,263)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	10	2,934	2,945	(21)	1,749	1,728
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,657	1,309	2,966	1,132	580	1,712

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,667	4,243	5,910	1,112	2,329	3,441

Adjusted net income (loss) attributable to shareholders of Cellectis	(4,575)	(22,962)	(27,537)	(6,250)	(22,572)	(28,823)

Depreciation and amortization	(386)	(1,300)	(1,687)	(490)	(1,657)	(2,147)
Additions to tangible and intangible assets	822	2,116	2,938	207	16,003	16,210